Risk and Capital Management - Summary of Risk-Weighted Assets of Market Risk (RWAMINT) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	R$ 25,002	R$ 22,871
Fixed rate denominated in reais	24,724	30,286
Operations subject to commodity price variation	1,087	389
Operations subject to stock price variation	1,162	362
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,355	6,801
Internal credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	(3,327)	(7,568)
Fixed rate denominated in Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	5,273	2,026
Foreign currency coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	13,118	19,633
Price index coupon [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	6,333	8,627
RWAMPAD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	28,328	37,838
Minimum Market Risk Weighted Assets-Standard Aproach	22,663	30,270
RWAMINT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	R$ 25,002	R$ 30,270